Schedule of movements in allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at the beginning of year	$ 187,462	$ 117,195
Additional for the year	296,841	70,267
Balance at the end of year	$ 484,303	$ 187,462